Shareholders' Equity - Share Capital - Normal Course Issuer Bid and Automatic Share Purchase Plan (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended		6 Months Ended
	Nov. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Nov. 30, 2024
Disclosure of classes of share capital [abstract]
Number of shares authorized to be repurchased	10,328,075					10,071,642
Number of shares authorized to be repurchased per day	43,278
Percentage of average daily trading volume of the common shares that can be repurchased	25.00%
Repurchase of common shares under NCIB (in shares)		609,100	0	635,559	488,600
Repurchase of common shares under NCIB		$ 20.0	$ 0.0	$ 21.0	$ 8.0
Repurchase under ASPP			$ 8.0		$ 8.0